Share Capital and Preference Shares	6 Months Ended
Jun. 30, 2022
Share Capital and Preference Shares
Share Capital and Preference Shares

13. Share Capital and Preference Shares

GasLog’s authorized share capital consists of 500,000,000 shares with a par value of $0.01 per share.

As of June 30, 2022, the share capital consisted of 95,389,062 issued and outstanding common shares, par value $0.01 per share and 4,600,000 preference shares issued and outstanding.

Dividend distributions

GasLog’s dividend distributions for the period ended June 30, 2022, are presented in the following table:

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 23, 2022	Common	$0.15	March 1, 2022	14,308
March 9, 2022	Preference	$0.546875	April 1, 2022	2,516
May 10, 2022	Common	$0.15	May 12, 2022	14,308
May 10, 2022	Preference	$0.546875	July 1, 2022	2,516
Total				33,648

In the period ended June 30, 2022, the board of directors of the Partnership approved and declared cash distributions of $719 and of $14,010 for the common units and preference units, respectively, held by non-controlling interests.